Derivatives and Hedging Activities	12 Months Ended
Dec. 31, 2014
Derivatives and Hedging Activities
17.	Derivatives and Hedging Activities

Risk management policy

Canon operates internationally, exposing it to the risk of changes in foreign currency exchange rates. Derivative financial instruments are comprised principally of foreign exchange contracts utilized by the Company and certain of its subsidiaries to reduce the risk. Canon assesses foreign currency exchange rate risk by continually monitoring changes in the exposures and by evaluating hedging opportunities. Canon does not hold or issue derivative financial instruments for trading purposes. Canon is also exposed to credit-related losses in the event of non-performance by counterparties to derivative financial instruments, but it is not expected that any counterparties will fail to meet their obligations. Most of the counterparties are internationally recognized financial institutions and selected by Canon taking into account their financial condition, and contracts are diversified across a number of major financial institutions.

Foreign currency exchange rate risk management

Canon’s international operations expose Canon to the risk of changes in foreign currency exchange rates. Canon uses foreign exchange contracts to manage certain foreign currency exchange exposures principally from the exchange of U.S. dollars and euros into Japanese yen. These contracts are primarily used to hedge the foreign currency exposure of forecasted intercompany sales and intercompany trade receivables that are denominated in foreign currencies. In accordance with Canon’s policy, a specific portion of foreign currency exposure resulting from forecasted intercompany sales are hedged using foreign exchange contracts which principally mature within three months.

Cash flow hedge

Changes in the fair value of derivative financial instruments designated as cash flow hedges, including foreign exchange contracts associated with forecasted intercompany sales, are reported in accumulated other comprehensive income (loss). These amounts are subsequently reclassified into earnings through other income (deductions) in the same period as the hedged items affect earnings. Substantially all amounts recorded in accumulated other comprehensive income (loss) at year-end are expected to be recognized in earnings over the next twelve months. Canon excludes the time value component from the assessment of hedge effectiveness. Changes in the fair value of a foreign exchange contract for the period between the date that the forecasted intercompany sales occur and its maturity date are recognized in earnings and not considered hedge ineffectiveness.

Derivatives not designated as hedges

Canon has entered into certain foreign exchange contracts to primarily offset the earnings impact related to fluctuations in foreign currency exchange rates associated with certain assets denominated in foreign currencies. Although these foreign exchange contracts have not been designated as hedges as required in order to apply hedge accounting, the contracts are effective from an economic perspective. The changes in the fair value of these contracts are recorded in earnings immediately.

Contract amounts of foreign exchange contracts at December 31, 2014 and 2013 are set forth below:

	December 31
	2014	2013
	(Millions of yen)
To sell foreign currencies	¥358,862	¥374,699
To buy foreign currencies	21,365	44,726

Fair value of derivative instruments in the consolidated balance sheets

The following tables present Canon’s derivative instruments measured at gross fair value as reflected in the consolidated balance sheets at December 31, 2014 and 2013.

Derivatives designated as hedging instruments

		Fair value
		December 31
	Balance sheet location	2014	2013
		(Millions of yen)
Assets:
Foreign exchange contracts	Prepaid expenses and other current assets	¥8	¥44
Liabilities:
Foreign exchange contracts	Other current liabilities	1,597	2,267

Derivatives not designated as hedging instruments

		Fair value
		December 31
	Balance sheet location	2014	2013
		(Millions of yen)
Assets:
Foreign exchange contracts	Prepaid expenses and other current assets	¥257	¥210
Liabilities:
Foreign exchange contracts	Other current liabilities	9,570	12,678

Effect of derivative instruments in the consolidated statements of income

The following tables present the effect of Canon’s derivative instruments in the consolidated statements of income for the years ended December 31, 2014, 2013 and 2012.

Derivatives in cash flow hedging relationships

	Years ended December 31
	Gain (loss) recognized in OCI (effective portion)	Gain (loss) reclassified from accumulated OCI into income (effective portion)		Gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)
	Amount	Location	Amount	Location	Amount
	(Millions of yen)
2014:
Foreign exchange contracts	¥(49)	Other, net	¥(3,260)	Other, net	¥(145)
2013:
Foreign exchange contracts	3,242	Other, net	(15,387)	Other, net	(111)
2012:
Foreign exchange contracts	(8,207)	Other, net	(2,440)	Other, net	(221)

Derivatives not designated as hedging instruments

	Gain (loss) recognized in income on derivative
	Years ended December 31
	Location	2014	2013	2012
		(Millions of yen)
Foreign exchange contracts	Other, net	¥(21,728)	¥(61,787)	¥(30,602)